Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VI
Prospectus Date	rr_ProspectusDate	Feb. 01, 2024
First Trust Dorsey Wright Focus 5 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Dorsey Wright Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright Focus FiveTM Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	103.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the exchange-traded funds (“ETFs”) that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The ETFs comprising the Index selection universe are advised by First Trust Advisors L.P., the Fund’s investment advisor. The Index is owned and was developed by Dorsey Wright & Associates, LLC (the “Index Provider”). The Index Provider has retained Nasdaq, Inc. to calculate and maintain the Index. Nasdaq, Inc. may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity.The Index is constructed pursuant to the Index Provider’s proprietary methodology, which takes into account the performance of each of the First Trust sector-based ETFs relative to one another. The Index is designed to provide targeted exposure to the five First Trust sector-based ETFs that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe and that satisfy certain trading volume and liquidity requirements. The Index Provider believes that the most adaptive tool to achieve the goal of discerning the strongest trends versus that of the weakest is relative strength. According to the Index Provider, relative strength measures the price performance of a security versus a market average, another security or a universe of securities. A security’s relative strength can improve if it rises more than the market in an uptrend, or goes down less than the market in a downtrend. With respect to the Index, the Index Provider uses relative strength to evaluate the momentum of each First Trust sector-based ETF to determine the five ETFs that have the highest level of momentum, which the Index Provider considers to have the greatest probability of outperforming the other First Trust sector-based ETFs. The Index Provider selects the Index’s potential inventory and uses the price data of the selected First Trust ETFs to perform relative strength analysis. When determining relative strength, the Index Provider does not perform the analysis within a finite time period, rather the Index Provider takes into account a variety of factors to track movements and trends of securities prices over various time periods. The Index Provider has constructed the Index to identify longer term trends though a series of observations, which are used to determine the inputs for the relative strength analysis. The Fund may invest in non-U.S. securities, including depositary receipts, companies with various market capitalizations and growth and value stocks.According to the Index Provider, security selection for the Index will be conducted in the following manner:1.The selection universe of the Index begins with all of the First Trust ETFs.2.The Index Provider then identifies the First Trust ETFs that are designed to target a specific sector or industry group, or that have a significant overweight towards a particular sector or industry group.3.The components are then ranked using a relative strength methodology that is based upon each ETF’s market performance and characteristics that the Index Provider believes offer the greatest potential to outperform the other ETFs in the selection universe. Relative strength is a momentum technique that relies on unbiased, unemotional and objective data, rather than biased forecasting and subjective research. Relative strength is a way of recording historic performance patterns, and the Index Provider uses relative strength signals as a trend indicator for current momentum trends of a security versus another security.4.The Index Provider then uses its proprietary relative strength methodology to select the five top-ranking First Trust ETFs that satisfy trading volume and liquidity requirements for inclusion in the Index.5.The Index is evaluated on a bi-monthly basis (occurring in the second and fourth weeks of the month containing a Friday with the exception of the month of December wherein the Index holdings are evaluated once, in the second week of the month containing a Friday), and the five positions within the Index are held as long as those positions continue to suggest that they will outperform the majority of the inventory of other potential First Trust ETFs on a relative basis. An Index component will only be removed if it falls to the bottom half of the universe of First Trust ETFs according to the Index Provider’s proprietary relative strength methodology. An ETF is only added to the Index when a current member is removed. The Index will always be comprised of five First Trust ETFs. On the day that an addition or deletion is made to the Index, the Index is rebalanced so that the components are equally weighted.The Index is rebalanced and reconstituted periodically and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s periodic rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. As of December 31, 2023, the Index was composed of the following First Trust ETFs:•First Trust Consumer Discretionary AlphaDEX® Fund•First Trust Dow Jones Internet Index Fund•First Trust Industrials/Producer Durables AlphaDEX® Fund•First Trust Nasdaq Semiconductor ETF•First Trust NASDAQ-100-Technology Sector Index FundThe Fund's investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 31, 2023.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Caption	rr_RiskCaption	You could lose money by investing in the Fund.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. The order of the below risk factors does not indicate the significance of any particular risk factor.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of the Index and a broad-based market index. See “Total Return Information” for additional performance information regarding the Fund. The Fund’s performance information is accessible on the Fund’s website at www.ftportfolios.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value compared to those of the Index and a broad-based market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ftportfolios.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	First Trust Dorsey Wright Focus 5 ETF <br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter24.00%June 30, 2020Worst Quarter-18.19%December 31, 2018
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2023
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market indices do not include expenses, which are deducted from Fund returns, or taxes.Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
First Trust Dorsey Wright Focus 5 ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
First Trust Dorsey Wright Focus 5 ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
First Trust Dorsey Wright Focus 5 ETF | Authorized Participant Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount (the difference between the market price of the Fund's shares and the Fund's net asset value) and possibly face delisting and the bid/ask spread (the difference between the price that someone is willing to pay for shares of the Fund at a specific point in time versus the price at which someone is willing to sell) on the Fund’s shares may widen.
First Trust Dorsey Wright Focus 5 ETF | Consumer Discretionary Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CONSUMER DISCRETIONARY COMPANIES RISK. Consumer discretionary companies, such as retailers, media companies and consumer services companies, provide non-essential goods and services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.
First Trust Dorsey Wright Focus 5 ETF | Current Market Conditions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.
First Trust Dorsey Wright Focus 5 ETF | Cyber Security Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.
First Trust Dorsey Wright Focus 5 ETF | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	DEPOSITARY RECEIPTS RISK. The Fund may invest in ETFs that hold depositary receipts. Depositary receipts represent equity interests in a foreign company that trade on a local stock exchange. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.
First Trust Dorsey Wright Focus 5 ETF | Equity Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	EQUITY SECURITIES RISK. The Fund invests in ETFs that hold equity securities. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which it invests. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
First Trust Dorsey Wright Focus 5 ETF | ETF Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.
First Trust Dorsey Wright Focus 5 ETF | Growth Stocks Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	GROWTH STOCKS INVESTMENT RISK. The Fund invests in ETFs that utilize a growth style of investing. Stocks exhibiting growth characteristics tend to be more volatile than certain other types of stocks and their prices usually fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividend payments that can help cushion its share price during declining markets.
First Trust Dorsey Wright Focus 5 ETF | Index Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INDEX CONCENTRATION RISK. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. To the extent that the Fund invests a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified. There may be instances in which the Index, for a variety of reasons including changes in the prices of individual securities held by the Fund, has a larger exposure to a small number of stocks or a single stock relative to the rest of the stocks in the Index. Under such circumstances, the Fund will not deviate from the Index except in rare circumstances or in an immaterial way and therefore the Fund’s returns would be more greatly influenced by the returns of the stock(s) with the larger exposure.
First Trust Dorsey Wright Focus 5 ETF | Index Provider Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INDEX PROVIDER RISK. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider and its agents do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and do not guarantee that the Index will be calculated in accordance with its stated methodology. The Advisor’s mandate as described in this prospectus is to manage the Fund consistently with the Index provided by the Index Provider. The Advisor relies upon the Index provider and its agents to accurately compile, maintain, construct, reconstitute, rebalance, compose, calculate and disseminate the Index accurately. Therefore, losses or costs associated with any Index Provider or agent errors generally will be borne by the Fund and its shareholders. To correct any such error, the Index Provider or its agents may carry out an unscheduled rebalance of the Index or other modification of Index constituents or weightings. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the Index is less commonly used as a benchmark by funds or advisors. For example, during a period where the Index contains incorrect constituents, the Fund tracking the Index would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Such errors may negatively impact the Fund and its shareholders. The Index Provider and its agents rely on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Advisor can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers. Unusual market conditions or issuer-specific events may cause the Index Provider to postpone a scheduled rebalance, exclude or substitute a security in the Index or undertake other measures which could cause the Index to vary from its normal or expected composition. The postponement of a scheduled rebalance in a time of market volatility could mean that constituents that would otherwise be removed at rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons may remain, causing the performance and constituents of the Index to vary from those expected under normal conditions. Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Index due to unusual market conditions or in order, for example, to correct an error in the selection of index constituents.
First Trust Dorsey Wright Focus 5 ETF | Index Rebalance Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INDEX REBALANCE RISK. Pursuant to the methodology that the Index Provider uses to calculate and maintain the Index, the Fund may own a significant portion of the First Trust ETFs included in the Fund. Any such ETF may be removed from the Index in the event that it does not comply with the eligibility requirements of the Index. As a result, the Fund may be forced to sell shares of certain First Trust ETFs at inopportune times or for prices other than at current market values or may elect not to sell such shares on the day that they are removed from the Index, due to market conditions or otherwise. Due to these factors, the variation between the Fund’s annual return and the return of the Index may increase significantly. Apart from scheduled rebalances, the Index Provider may carry out additional ad hoc rebalances to the Index to, for example, correct an error in the selection of constituents. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances may also expose the Fund to additional tracking error risk. Therefore, errors and additional ad hoc rebalances carried out by the Index Provider may increase the Fund’s costs and market exposure.
First Trust Dorsey Wright Focus 5 ETF | Industrials Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INDUSTRIALS COMPANIES RISK. Industrials companies convert unfinished goods into finished durables used to manufacture other goods or provide services. Examples of industrials companies include companies involved in the production of electrical equipment and components, industrial products, manufactured housing and telecommunications equipment, as well as defense and aerospace companies. General risks of industrials companies include the general state of the economy, exchange rates, commodity prices, intense competition, consolidation, domestic and international politics, government regulation, import controls, excess capacity, consumer demand and spending trends. In addition, industrials companies may also be significantly affected by overall capital spending levels, economic cycles, rapid technological changes, delays in modernization, labor relations, environmental liabilities, governmental and product liability and e-commerce initiatives.
First Trust Dorsey Wright Focus 5 ETF | Information Technology Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies produce and provide hardware, software and information technology systems and services. These companies may be adversely affected by rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also heavily rely on intellectual property rights and may be adversely affected by the loss or impairment of those rights.
First Trust Dorsey Wright Focus 5 ETF | Internet Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	INTERNET COMPANIES RISK. Internet companies are subject to rapid changes in technology, hacking or other cyber security events, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations. Many Internet companies have incurred large losses since their inception and may continue to incur large losses in the hope of capturing market share and generating future revenues. Accordingly, many such companies expect to incur significant operating losses for the foreseeable future, and may never be profitable. The markets in which many Internet companies compete face rapidly evolving industry standards, frequent new service and product announcements, introductions and enhancements and changing customer demands. The failure of an Internet company to adapt to such changes could have a material adverse effect on the company's business. In addition, the widespread adoption of new Internet, networking, telecommunications technologies, or other technological changes could require substantial expenditures by an Internet company to modify or adapt its services or infrastructure, which could have a material adverse effect on an Internet company's business.
First Trust Dorsey Wright Focus 5 ETF | Market Maker Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.
First Trust Dorsey Wright Focus 5 ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MARKET RISK. Market risk is the risk that a particular investment, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and may result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.
First Trust Dorsey Wright Focus 5 ETF | Momentum Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MOMENTUM INVESTING RISK. The Fund employs a “momentum” style of investing that emphasizes selecting stocks that have had higher recent price performance compared to other stocks. Momentum can change quickly and stocks that previously exhibited high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole. In addition, there may be periods when the momentum style of investing is out of favor and the investment performance of the Fund may suffer.
First Trust Dorsey Wright Focus 5 ETF | Non Correlation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	NON-CORRELATION RISK. The Fund’s return may not match the return of the Index for a number of reasons. The Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund’s portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund’s portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index. Additionally, in order to comply with its investment strategies and policies, the Fund portfolio may deviate from the composition of the Index. Accordingly, the Fund's return may underperform the return of the Index.
First Trust Dorsey Wright Focus 5 ETF | Non US Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	NON-U.S. SECURITIES RISK. The Fund may invest in ETFs that hold non-U.S. securities. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.
First Trust Dorsey Wright Focus 5 ETF | Operational Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Fund's investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
First Trust Dorsey Wright Focus 5 ETF | Passive Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund invests in securities included in or representative of the Index regardless of investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Index is no longer calculated, the Index license is terminated or the identity or character of the Index is materially changed, the Fund will seek to engage a replacement index.
First Trust Dorsey Wright Focus 5 ETF | Portfolio Turnover Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	PORTFOLIO TURNOVER RISK. High portfolio turnover may result in the Fund paying higher levels of transaction costs and may generate greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund’s performance to be less than expected.
First Trust Dorsey Wright Focus 5 ETF | Premium Discount Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	PREMIUM/DISCOUNT RISK. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund’s investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund’s investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value and the bid/ask spread on the Fund’s shares may widen.
First Trust Dorsey Wright Focus 5 ETF | Semiconductor Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SEMICONDUCTOR COMPANIES RISK. Semiconductor companies are primarily involved in the design, distribution, manufacture and sale of semiconductors. Semiconductor companies are significantly affected by rapid obsolescence, intense competition and global demand. The securities of such issuers are subject to the risk that they will underperform the market as a whole due to legislative or regulatory changes. The prices of the securities of semiconductor companies may fluctuate widely in response to such events.
First Trust Dorsey Wright Focus 5 ETF | Smaller Companies Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	SMALLER COMPANIES RISK. The Fund may invest in ETFs that hold the securities of small and/or mid capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.
First Trust Dorsey Wright Focus 5 ETF | Trading Issues Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	TRADING ISSUES RISK. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.
First Trust Dorsey Wright Focus 5 ETF | Value Stocks Investment Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	VALUE STOCKS INVESTMENT RISK. The Fund invests in ETFs that utilize a value style of investing. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually be appropriately priced at a low level.
First Trust Dorsey Wright Focus 5 ETF | First Trust Dorsey Wright Focus 5 ETF
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)[ctag:span_t-rule1]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees[ctag:span_t-indent1]	rr_ManagementFeesOverAssets	0.30%	[1]
Distribution and Service (12b-1) Fees[ctag:span_t-indent1]	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses[ctag:span_t-indent1]	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses[ctag:span_t-indent1-rule]	rr_AcquiredFundFeesAndExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses[ctag:span_t-indent1-rule3]	rr_ExpensesOverAssets	0.90%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 92
3 Years	rr_ExpenseExampleNoRedemptionYear03	287
5 Years	rr_ExpenseExampleNoRedemptionYear05	498
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,108
2015	rr_AnnualReturn2015	6.83%
2016	rr_AnnualReturn2016	(0.37%)
2017	rr_AnnualReturn2017	19.86%
2018	rr_AnnualReturn2018	(8.05%)
2019	rr_AnnualReturn2019	25.42%
2020	rr_AnnualReturn2020	28.36%
2021	rr_AnnualReturn2021	21.68%
2022	rr_AnnualReturn2022	(5.12%)
2023	rr_AnnualReturn2023	13.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.19%)
1 Year	rr_AverageAnnualReturnYear01	13.40%
5 Years	rr_AverageAnnualReturnYear05	16.08%
Since Inception	rr_AverageAnnualReturnSinceInception	10.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 05, 2014
First Trust Dorsey Wright Focus 5 ETF | After tax on distributions | First Trust Dorsey Wright Focus 5 ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.16%
5 Years	rr_AverageAnnualReturnYear05	15.82%
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%
First Trust Dorsey Wright Focus 5 ETF | After tax on distributions and sale of fund shares | First Trust Dorsey Wright Focus 5 ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.92%
5 Years	rr_AverageAnnualReturnYear05	12.87%
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
First Trust Dorsey Wright Focus 5 ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	12.06%
First Trust Dorsey Wright Focus 5 ETF | Dorsey Wright Focus Five(TM) Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.86%
5 Years	rr_AverageAnnualReturnYear05	16.45%
Since Inception	rr_AverageAnnualReturnSinceInception	11.11%

[1]	The management fee paid to First Trust Advisors L.P., the Fund’s investment advisor, may be reduced at certain levels of Fund net assets (“breakpoints”). See the Fund’s Statement of Additional Information for more information on the breakpoints.